Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Trade and Other Payables

	December 31, 2023	December 31, 2022
Current liabilities	€m	€m
Trade payables	400.6	433.3
Accruals and deferred income	186.2	126.4
Trade terms payable	75.5	63.4
Social security and other taxes	30.6	25.0
Other payables	20.1	18.3
Financial payables	43.6	26.1
Bank overdrafts	13.2	2.9
Total current trade and other payables	769.8	695.4
Non-current liabilities
Accruals and deferred income	0.5	1.1
Total non-current trade and other payables	0.5	1.1
Total trade and other payables	770.3	696.5